Expense Example - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Energy Portfolio - VIP Energy Portfolio - Initial Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750